Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.3%
Continental Airlines Pass Through Trust, Series 2012-1, Class A, 4.150%, 10/11/25	$1,394	$1,456,193
Domino's Pizza Master Issuer LLC,
Series 2017-1A A23, 144A, 4.118%, 07/25/47@	4,864	5,237,077
Series 2018-1A A2I, 144A, 4.116%, 07/25/48@	4,570	4,801,913
Series 2019-1A A2, 144A, 3.668%, 10/25/49@	2,193	2,304,883
Wendy's Funding LLC, Series 2018-1A A2I, 144A 3.573%, 03/15/48@	3,107	3,193,349
TOTAL ASSET BACKED SECURITIES (Cost $16,018,615)		16,993,415
	Number of Shares
COMMON STOCKS — 68.9%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.	28,800	10,641,600
Northrop Grumman Corp.	33,100	10,712,484
Teledyne Technologies, Inc.*	50,872	21,043,203
		42,397,287
Banks — 5.2%
Bank of America Corp.	1,457,007	56,371,601
Huntington Bancshares, Inc.	2,777,365	43,660,178
TCF Financial Corp.	199,347	9,261,662
The PNC Financial Services Group, Inc.	852,813	149,591,928
		258,885,369
Beverages — 1.5%
Keurig Dr Pepper, Inc.	1,314,330	45,173,522
PepsiCo, Inc.	87,400	12,362,730
The Coca-Cola Co.	294,100	15,502,011
		73,038,263
Commercial Services — 2.7%
FleetCor Technologies, Inc.*	194,295	52,193,466
Global Payments, Inc.	412,326	83,116,675
		135,310,141
Diversified Financial Services — 3.6%
CME Group, Inc.	41,400	8,455,122
Intercontinental Exchange, Inc.	385,704	43,075,423
Visa, Inc., Class A	601,203	127,292,711
		178,823,256
Electric — 7.8%
Ameren Corp.	1,073,877	87,370,633
American Electric Power Co., Inc.	1,791,872	151,771,558
Duke Energy Corp.	1,431	138,135
Evergy, Inc.	11,180	665,545
Exelon Corp.	1,612,114	70,513,866
	Number of Shares	Value†

Electric — (continued)
Public Service Enterprise Group, Inc.	1,321,157	$79,546,863
		390,006,600
Electronics — 0.9%
TE Connectivity Ltd.	369,072	47,650,886
Environmental Control — 1.4%
Waste Connections, Inc.	609,275	65,789,514
Waste Management, Inc.	42,300	5,457,546
		71,247,060
Food — 0.1%
Mondelez International, Inc., Class A	85,500	5,004,315
Gas — 1.3%
NiSource, Inc.	2,723,626	65,666,623
Healthcare Products — 5.6%
Danaher Corp.	591,769	133,195,367
Envista Holdings Corp.*	922,264	37,628,371
Medtronic PLC	41,800	4,937,834
PerkinElmer, Inc.	339,093	43,502,241
Thermo Fisher Scientific, Inc.	135,140	61,675,193
		280,939,006
Healthcare Services — 5.0%
Humana, Inc.	325,139	136,314,526
UnitedHealth Group, Inc.	307,875	114,551,051
		250,865,577
Insurance — 3.9%
Arthur J. Gallagher & Co.	245,209	30,594,727
Marsh & McLennan Cos., Inc.	1,363,594	166,085,749
		196,680,476
Internet — 8.9%
Alphabet, Inc., Class A*	11,880	24,502,737
Alphabet, Inc., Class C*	77,709	160,751,169
Amazon.com, Inc.*	62,937	194,732,113
Facebook, Inc., Class A*	229,992	67,739,544
		447,725,563
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.*	228,345	27,611,477
Marriott International, Inc., Class A*	251,304	37,220,636
		64,832,113
Machinery — Diversified — 0.9%
Ingersoll Rand, Inc.*	968,736	47,671,498
Miscellaneous Manufacturing — 4.1%
General Electric Co.	15,786,564	207,277,585
Retail — 3.2%
McDonald's Corp.	46,300	10,377,682
Ross Stores, Inc.	171,384	20,550,655
Yum! Brands, Inc.	1,213,820	131,311,048
		162,239,385

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — 0.4%
NXP Semiconductors N.V.	89,211	$17,961,743
Software — 10.0%
Fiserv, Inc.*	1,173,420	139,683,917
Microsoft Corp.	1,110,411	261,801,601
Roper Technologies, Inc.	95,972	38,709,347
salesforce.com, Inc.*	298,500	63,243,195
		503,438,060
Telecommunications — 0.3%
Cisco Systems, Inc.	322,200	16,660,962
TOTAL COMMON STOCKS (Cost $2,725,628,177)		3,464,321,768

REAL ESTATE INVESTMENT TRUSTS — 0.1%
Diversified — 0.1%
American Tower Corp. (Cost $5,925,963)	27,495	6,572,955

PREFERRED STOCKS — 1.9%
Auto Manufacturers — 0.4%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	21,086,236
Diversified Financial Services — 0.0%
The Charles Schwab Corp., Series D	12,000	304,320
Electric — 1.1%
Alabama Power Co., Series A	53,195	1,406,476
American Electric Power Co., Inc., CONV	132,344	6,386,922
CMS Energy Corp., 2078	434,600	12,012,344
CMS Energy Corp., 2079	577,700	15,690,332
DTE Energy Co., Series E	231,899	6,050,245
Duke Energy Corp.	99,518	2,671,063
SCE Trust III, Series H (3 M ICE LIBOR + 2.990%)	8,337	212,510
SCE Trust IV, Series J (3 M ICE LIBOR + 3.132%)	311,544	7,854,024
		52,283,916
Gas — 0.2%
NiSource, Inc., Series B (UST Yield Curve CMT 5 Yr + 3.632%)	293,640	8,183,747
Healthcare Products — 0.1%
Avantor, Inc., Series A, CONV	32,215	2,908,048
Boston Scientific Corp., Series A, CONV	27,906	2,993,197
		5,901,245
Internet — 0.1%
Aurora Innovation, Inc., Series B, CONV(1),*,#	354,540	6,969,109
TOTAL PREFERRED STOCKS (Cost $86,021,987)		94,728,573
	Par (000)	Value†
CORPORATE BONDS — 9.2%
Airlines — 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	$7,490	$7,975,777
144A, 4.750%, 10/20/28@	4,165	4,526,834
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 144A 6.500%, 06/20/27@	4,500	4,927,500
U.S. Airways Pass Through Trust,
Series 2012-2 Class B, 6.750%, 12/03/22	341	342,058
Series 2013-1 Class B, 5.375%, 05/15/23	4	3,384
Series 2010-1 Class A, 6.250%, 10/22/24	955	954,496
Series 2012-2 Class A, 4.625%, 12/03/26	155	146,355
Series 2013-1 Class B, 3.950%, 05/15/27	3	2,852
		18,879,256
Auto Parts & Equipment — 0.0%
Clarios Global LP, 144A 6.750%, 05/15/25@	350	374,395
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	965	1,024,869
		1,399,264
Banks — 0.2%
State Street Corp., Series F (3 M ICE LIBOR + 3.597%) 3.781%µ,•	1,454	1,457,998
The Bank of New York Mellon Corp., Series E (3 M ICE LIBOR + 3.420%) 3.607%µ,•	5,000	4,998,917
The PNC Financial Services Group, Inc., Series S (3 M ICE LIBOR + 3.300%) 5.000%µ,•	5,235	5,712,694
		12,169,609
Building Materials — 0.0%
Lennox International, Inc. 3.000%, 11/15/23	760	801,498
Commercial Services — 0.0%
Korn Ferry, 144A 4.625%, 12/15/27@	1,405	1,431,344
Entertainment — 1.4%
Cedar Fair LP 5.250%, 07/15/29	8,321	8,570,630
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp.
5.375%, 06/01/24	12,146	12,282,035
144A, 5.500%, 05/01/25@	380	399,342

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Entertainment — (continued)
5.375%, 04/15/27	$7,825	$8,020,625
144A, 6.500%, 10/01/28@	6,445	6,928,375
Six Flags Entertainment Corp.
144A, 4.875%, 07/31/24@	14,928	15,071,607
144A, 5.500%, 04/15/27@	11,079	11,480,614
Six Flags Theme Parks, Inc., 144A 7.000%, 07/01/25@	6,069	6,567,993
		69,321,221
Gas — 0.1%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650%µ,•	5,825	6,014,313
Healthcare Products — 0.2%
Teleflex, Inc.
4.875%, 06/01/26	4,245	4,351,125
4.625%, 11/15/27	2,880	3,049,200
		7,400,325
Insurance — 0.8%
Acrisure LLC/Acrisure Finance, Inc., 144A 7.000%, 11/15/25@	6,900	7,124,250
AmWINS Group, Inc., 144A 7.750%, 07/01/26@	2,560	2,739,200
HUB International Ltd., 144A 7.000%, 05/01/26@	21,702	22,535,574
USI, Inc., 144A 6.875%, 05/01/25@	9,289	9,451,557
		41,850,581
Internet — 2.0%
Netflix, Inc.
5.500%, 02/15/22	1,100	1,144,000
5.875%, 02/15/25	6,510	7,462,088
4.375%, 11/15/26	15,365	17,166,546
4.875%, 04/15/28	18,975	21,572,867
5.875%, 11/15/28	25,660	31,037,525
6.375%, 05/15/29	13,850	17,174,000
144A, 4.875%, 06/15/30@	390	449,101
Photo Holdings Merger Sub, Inc., 144A 8.500%, 10/01/26@	1,560	1,690,650
		97,696,777
Leisure Time — 0.1%
Life Time, Inc., 144A 5.750%, 01/15/26@	4,539	4,669,723
Lodging — 0.0%
Marriott International, Inc. 3.125%, 06/15/26	1,290	1,348,495
Machinery — Diversified — 0.1%
Welbilt, Inc. 9.500%, 02/15/24	3,543	3,649,290
	Par (000)	Value†

Machinery — Diversified — (continued)
Xylem, Inc. 4.875%, 10/01/21	$415	$423,801
		4,073,091
Media — 1.0%
Altice Financing S.A., 144A 7.500%, 05/15/26@	5,070	5,298,150
CCO Holdings LLC/CCO Holdings Capital Corp.
144A, 4.000%, 03/01/23@	5,250	5,301,529
144A, 5.125%, 05/01/27@	15,425	16,309,084
144A, 5.000%, 02/01/28@	22,611	23,914,524
Sirius XM Radio, Inc., 144A 3.875%, 08/01/22@	630	632,362
		51,455,649
Miscellaneous Manufacturing — 0.6%
General Electric Co., Series D (3 M ICE LIBOR + 3.330%) 3.514%µ,•	32,300	30,475,050
Pharmaceuticals — 0.1%
Elanco Animal Health, Inc. 4.912%, 08/27/21	4,820	4,862,175
Real Estate Investment Trusts — 0.1%
SBA Communications Corp.
4.875%, 09/01/24	4,175	4,287,182
3.875%, 02/15/27	2,085	2,131,287
		6,418,469
Retail — 1.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
144A, 5.250%, 06/01/26@	12,598	12,983,247
144A, 4.750%, 06/01/27@	16,795	17,634,750
Yum! Brands, Inc.
3.750%, 11/01/21	11,455	11,526,593
3.875%, 11/01/23	4,905	5,168,644
144A, 4.750%, 01/15/30@	1,300	1,374,490
6.875%, 11/15/37	3,540	4,283,400
5.350%, 11/01/43	8,185	8,635,175
		61,606,299
Semiconductors — 0.2%
Sensata Technologies BV
144A, 4.875%, 10/15/23@	2,595	2,779,505
144A, 5.625%, 11/01/24@	880	974,600
144A, 5.000%, 10/01/25@	3,150	3,480,750
		7,234,855
Software — 0.6%
Solera LLC/Solera Finance, Inc., 144A 10.500%, 03/01/24@	29,706	30,689,269

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Telecommunications — 0.1%
Altice France Holding S.A., 144A 10.500%, 05/15/27@	$1,625	$1,829,669
T-Mobile USA, Inc. 6.000%, 03/01/23	1,770	1,781,062
		3,610,731
TOTAL CORPORATE BONDS (Cost $431,786,317)		463,407,994

LOAN AGREEMENTS‡ — 9.5%
Airlines — 0.7%
Delta Air Lines, Inc. (3 M ICE LIBOR + 3.750%) 4.750%, 10/20/27•	10,040	10,531,960
Mileage Plus Holdings LLC (3 M ICE LIBOR + 5.250%) 6.250%, 06/21/27•	24,475	25,978,010
		36,509,970
Chemicals — 0.0%
HB Fuller Co. (1 M ICE LIBOR + 2.000%) 2.111%, 10/20/24•	1,305	1,298,728
Cosmetics & Personal Care — 0.3%
Sunshine Luxembourg VII Sarl (3 M ICE LIBOR + 3.750%) 4.500%, 10/01/26•	13,908	13,879,700
Entertainment — 0.5%
Alpha Topco. Ltd. - Delta 2 (Lux) Sarl (1 M ICE LIBOR + 2.500%) 3.500%, 02/01/24•	20,670	20,443,870
SeaWorld Parks & Entertainment, Inc. (1 M ICE LIBOR + 3.000%) 3.750%, 03/31/24•	2,522	2,476,548
		22,920,418
Environmental Control — 0.2%
Filtration Group Corp.
0.000%, 03/29/25×	5,621	6,558,085
(1 M ICE LIBOR + 3.750%), 4.500%, 03/29/25•	1,060	1,057,821
(1 M ICE LIBOR + 3.000%), 3.109%, 03/31/25•	1,677	1,651,447
		9,267,353
Healthcare Products — 0.0%
CPI Holdco LLC (1 M ICE LIBOR + 4.000%) 4.109%, 11/04/26•	2,305	2,301,273
Healthcare Services — 0.7%
ADMI Corp.
0.000%, 12/15/27×	3,715	3,678,890
(1 M ICE LIBOR + 3.250%), 3.750%, 12/23/27•	1,235	1,222,996
	Par (000)	Value†

Healthcare Services — (continued)
Dentalcorp Perfect Smile ULC (1 M ICE LIBOR + 3.750%) 4.750%, 06/06/25•	$3,439	$3,405,299
Heartland Dental LLC
(1 M ICE LIBOR + 3.500%), 3.609%, 04/30/25•	14,246	13,985,716
(1 M ICE LIBOR + 4.500%), 4.609%, 04/30/25•	612	603,465
Loire US Holdco 1, Inc. (1 M ICE LIBOR + 3.000%) 3.109%, 04/21/27•	12,372	12,211,903
		35,108,269
Household Products & Wares — 0.0%
Prestige Brands, Inc. (1 M ICE LIBOR + 2.000%) 2.115%, 01/26/24•	162	161,868
Insurance — 3.0%
Alliant Holdings Intermediate LLC
(1 M ICE LIBOR + 3.250%), 3.359%, 05/09/25•	4,300	4,243,557
(1 M ICE LIBOR + 3.250%), 3.359%, 05/09/25•	3,523	3,473,853
(1 M ICE LIBOR + 3.750%), 4.250%, 11/05/27•	4,863	4,848,211
HIG Finance 2 Limited (1 M ICE LIBOR + 3.750%) 4.750%, 11/12/27•	4,817	4,813,430
HUB International Ltd.
(3 M ICE LIBOR + 3.000%), 3.215%, 04/25/25•	71,576	70,518,935
(3 M ICE LIBOR + 3.250%), 4.000%, 04/25/25•	28,572	28,531,451
Ryan Specialty Group LLC (1 M ICE LIBOR + 3.000%) 3.750%, 09/01/27•	2,582	2,577,713
USI, Inc.
(3 M ICE LIBOR + 3.000%), 3.203%, 05/16/24•	22,341	22,073,890
(3 M ICE LIBOR + 3.250%), 3.453%, 12/02/26•	11,376	11,255,783
		152,336,823
Leisure Time — 0.2%
Life Time, Inc. (3 M ICE LIBOR + 4.750%) 5.750%, 12/16/24•	8,877	8,854,804
Lodging — 0.1%
Four Seasons Hotels Ltd. (1 M ICE LIBOR + 2.000%) 2.115%, 11/30/23•	3,051	3,041,473

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Machinery — Diversified — 0.4%
Gardner Denver, Inc. (1 M ICE LIBOR + 2.750%) 2.859%, 03/01/27•	$1,221	$1,217,210
Vertical Midco Gmbh (3 M ICE LIBOR + 4.250%) 4.478%, 07/30/27•	16,467	16,492,055
Welbilt, Inc. (1 M ICE LIBOR + 2.500%) 2.609%, 10/23/25(1),•	1,825	1,742,875
		19,452,140
Pharmaceuticals — 0.3%
NVA Holdings, Inc. (1 M ICE LIBOR + 2.250%) 2.375%, 01/01/30(1),•	9,100	8,872,500
Pearl Intermediate Parent LLC (1 M ICE LIBOR + 2.750%) 2.859%, 02/14/25•	1,074	1,054,981
PetVet Care Centers LLC
(1 M ICE LIBOR + 3.250%), 3.359%, 02/14/25•	1,764	1,748,070
(1 M ICE LIBOR + 3.500%), 4.250%, 02/14/25•	3,108	3,095,584
		14,771,135
Retail — 0.1%
IRB Holding Corp. (3 M ICE LIBOR + 3.250%) 4.250%, 12/15/27•	4,100	4,080,497
Woof Holdings, Inc. (3 M ICE LIBOR + 3.750%) 4.500%, 12/21/27•	1,985	1,975,075
		6,055,572
Software — 3.0%
Applied Systems, Inc.
(3 M ICE LIBOR + 3.000%), 3.524%, 09/19/24•	4,390	4,370,725
(3 M ICE LIBOR + 5.750%), 6.250%, 09/19/25•	1,070	1,075,350
Ascend Learning LLC (1 M ICE LIBOR + 3.000%) 4.000%, 07/12/24•	373	371,108
Azalea TopCo, Inc.
(3 M ICE LIBOR + 4.000%), 4.750%, 07/24/26•	1,955	1,955,921
(3 M ICE LIBOR + 3.500%), 3.712%, 07/27/26•	12,367	12,249,965
Camelot US Acquisition I Co. (1 M ICE LIBOR + 3.000%) 4.000%, 10/30/26•	10,524	10,513,101
Cypress Intermediate Holdings III, Inc. (1 M ICE LIBOR + 3.000%) 4.000%, 04/29/24•	47,774	47,705,430
	Par (000)	Value†

Software — (continued)
RealPage, Inc.
0.000%, 02/18/28×	$8,325	$8,282,210
0.000%, 02/17/29(1),×	700	717,500
The Ultimate Software Group, Inc.
(1 M ICE LIBOR + 3.750%), 3.859%, 05/04/26•	1,739	1,735,570
(3 M ICE LIBOR + 6.750%), 7.500%, 05/03/27•	1,825	1,866,063
UKG, Inc. (3 M ICE LIBOR + 3.250%) 4.000%, 05/04/26•	57,711	57,711,335
		148,554,278
Telecommunications — 0.0%
Eagle Broadband Investments LLC (3 M ICE LIBOR + 3.000%) 3.750%, 11/12/27•	1,516	1,511,151
TOTAL LOAN AGREEMENTS (Cost $471,112,205)		476,024,955
	Number of Shares
SHORT-TERM INVESTMENTS — 11.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%)	27,076,921	27,076,921
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 0.040%)	548,978,689	548,978,689
TOTAL SHORT-TERM INVESTMENTS (Cost $576,055,610)		576,055,610
TOTAL INVESTMENTS — 101.4% (Cost $4,312,548,874)		$5,098,105,270
Other Assets & Liabilities — (1.4)%		(69,582,845)
TOTAL NET ASSETS — 100.0%		$5,028,522,425
Number of Contracts
WRITTEN OPTIONS — (0.9)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(36,706,427))	(57,387)	$(46,193,460)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $248,107,856, which represents 4.9% of the Fund’s net assets.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $28,055,345 which represented 0.6% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Aurora Innovation, Inc., Series B	3/1/2019	$3,276,056	$6,969,109
Waymo LLC, Series A-2	5/8/2020	21,086,237	21,086,236
Total		$24,362,293	$28,055,345
µ	Perpetual security with no stated maturity date.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2021. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after March 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
ICE— Intercontinental Exchange.
LIBOR— London Interbank Offered Rate.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
UST— US Treasury.
Yr— Year.
Country Weightings as of 03/31/2021††
United States	97%
Switzerland	1
Luxembourg	1
United Kingdom	1
Total	100%
††	% of total investments as of March 31, 2021.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
Open written options contracts held by the Fund at March 31, 2021 are as follows:
Open Written Options
Exchange Traded
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Alphabet, Inc.	(50)	$8,800,000	$1,760	1/21/2022	$(1,965,000)
Alphabet, Inc.	(50)	8,900,000	1,780	1/21/2022	(1,902,500)
Alphabet, Inc.	(50)	9,000,000	1,800	1/21/2022	(1,830,000)
Alphabet, Inc.	(13)	2,574,000	1,980	6/17/2022	(391,300)
Alphabet, Inc.	(13)	2,600,000	2,000	6/17/2022	(377,000)
Alphabet, Inc.	(13)	2,730,000	2,100	6/17/2022	(336,570)
Alphabet, Inc.	(13)	2,548,000	1,960	9/16/2022	(432,900)
Alphabet, Inc.	(13)	2,574,000	1,980	9/16/2022	(419,250)
Alphabet, Inc.	(13)	2,600,000	2,000	9/16/2022	(405,600)
Alphabet, Inc.	(13)	2,730,000	2,100	9/16/2022	(343,850)
Amazon.com, Inc.	(23)	8,740,000	3,800	1/21/2022	(244,490)
Amazon.com, Inc.	(32)	12,480,000	3,900	1/21/2022	(304,000)
Amazon.com, Inc.	(46)	18,400,000	4,000	1/21/2022	(335,800)
Amazon.com, Inc.	(23)	9,430,000	4,100	1/21/2022	(138,230)
Amazon.com, Inc.	(23)	9,660,000	4,200	1/21/2022	(123,786)
Amazon.com, Inc.	(25)	10,750,000	4,300	1/21/2022	(110,250)
American Electric Power Co., Inc.	(868)	7,812,000	90	1/21/2022	(221,340)
American Electric Power Co., Inc.	(1,061)	10,079,500	95	1/21/2022	(111,405)
American Tower Corp.	(69)	1,449,000	210	1/21/2022	(260,475)
American Tower Corp.	(69)	1,518,000	220	1/21/2022	(216,936)
American Tower Corp.	(92)	2,116,000	230	1/21/2022	(232,300)
American Tower Corp.	(22)	528,000	240	1/21/2022	(41,580)
American Tower Corp.	(21)	525,000	250	1/21/2022	(31,290)
Bank of America Corp.	(7,167)	21,501,000	30	1/21/2022	(6,916,155)
Bank of America Corp.	(1,398)	4,473,600	32	1/21/2022	(1,146,360)
Bank of America Corp.	(2,797)	9,789,500	35	1/21/2022	(1,706,170)
Bank of America Corp.	(2,073)	7,670,100	37	1/21/2022	(1,026,135)
Bank of America Corp.	(568)	2,272,000	40	1/21/2022	(200,504)
Bank of America Corp.	(567)	2,551,500	45	1/21/2022	(108,864)
Cisco Systems, Inc.	(1,073)	4,828,500	45	1/21/2022	(869,130)
Cisco Systems, Inc.	(1,075)	5,106,250	48	1/21/2022	(720,250)
Cisco Systems, Inc.	(1,074)	5,370,000	50	1/21/2022	(553,110)
CME Group, Inc.	(207)	4,554,000	220	1/21/2022	(233,910)
CME Group, Inc.	(207)	4,761,000	230	1/21/2022	(144,900)
Danaher Corp.	(433)	10,825,000	250	1/21/2022	(545,580)
Danaher Corp.	(43)	1,161,000	270	1/21/2022	(27,735)
Danaher Corp.	(43)	1,204,000	280	1/21/2022	(15,695)
Exelon Corp.	(222)	888,000	40	1/21/2022	(118,992)
Exelon Corp.	(222)	954,600	43	1/21/2022	(77,700)
Exelon Corp.	(222)	999,000	45	1/21/2022	(57,720)
Exelon Corp.	(1,036)	4,869,200	47	1/21/2022	(191,660)
Facebook, Inc.	(60)	2,280,000	380	1/21/2022	(64,680)
Facebook, Inc.	(535)	21,400,000	400	1/21/2022	(411,950)
General Electric Co.	(3,448)	4,137,600	12	1/21/2022	(844,760)
General Electric Co.	(10,359)	15,538,500	15	1/21/2022	(1,274,157)
Hilton Worldwide Holdings, Inc.	(179)	2,237,500	125	1/21/2022	(229,836)
Hilton Worldwide Holdings, Inc.	(316)	4,108,000	130	1/21/2022	(360,240)
Hilton Worldwide Holdings, Inc.	(543)	7,330,500	135	1/21/2022	(515,850)
Hilton Worldwide Holdings, Inc.	(406)	5,684,000	140	1/21/2022	(332,920)
Humana, Inc.	(26)	1,248,000	480	1/21/2022	(48,100)
Humana, Inc.	(26)	1,300,000	500	1/21/2022	(26,780)
Huntington Bancshares, Inc.	(514)	873,800	17	1/21/2022	(64,250)
Intercontinental Exchange, Inc.	(173)	2,249,000	130	1/21/2022	(41,520)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Intercontinental Exchange, Inc.	(173)	$2,335,500	$135	1/21/2022	$(26,815)
Keurig Dr Pepper, Inc.	(1,028)	3,289,600	32	12/17/2021	(411,200)
Lockheed Martin Corp.	(96)	3,264,000	340	1/21/2022	(424,320)
Lockheed Martin Corp.	(96)	3,456,000	360	1/21/2022	(303,360)
Lockheed Martin Corp.	(96)	3,600,000	375	1/21/2022	(230,400)
Marriott International, Inc.	(276)	4,002,000	145	1/21/2022	(574,080)
Marriott International, Inc.	(276)	4,140,000	150	1/21/2022	(505,080)
Marriott International, Inc.	(102)	1,683,000	165	1/21/2022	(129,030)
Marriott International, Inc.	(102)	1,734,000	170	1/21/2022	(114,648)
McDonald's Corp.	(154)	3,234,000	210	1/21/2022	(366,520)
McDonald's Corp.	(155)	3,410,000	220	1/21/2022	(286,750)
McDonald's Corp.	(154)	3,542,000	230	1/21/2022	(200,200)
Medtronic PLC	(139)	1,598,500	115	1/21/2022	(148,035)
Medtronic PLC	(139)	1,737,500	125	1/21/2022	(88,265)
Medtronic PLC	(140)	1,820,000	130	1/21/2022	(72,800)
Microsoft Corp.	(228)	5,700,000	250	1/21/2022	(376,200)
Microsoft Corp.	(228)	5,814,000	255	1/21/2022	(353,400)
Microsoft Corp.	(228)	5,928,000	260	1/21/2022	(292,068)
Microsoft Corp.	(175)	4,637,500	265	1/21/2022	(171,500)
Microsoft Corp.	(174)	4,698,000	270	1/21/2022	(180,090)
Microsoft Corp.	(174)	4,785,000	275	1/21/2022	(156,426)
Microsoft Corp.	(695)	19,460,000	280	1/21/2022	(542,100)
Mondelez International, Inc.	(285)	1,638,750	57	1/21/2022	(121,125)
Mondelez International, Inc.	(285)	1,710,000	60	1/21/2022	(82,080)
Mondelez International, Inc.	(285)	1,781,250	62	1/21/2022	(65,550)
Northrop Grumman Corp.	(110)	3,300,000	300	1/21/2022	(420,200)
Northrop Grumman Corp.	(110)	3,465,000	315	1/21/2022	(346,500)
Northrop Grumman Corp.	(111)	3,607,500	325	1/21/2022	(229,770)
NXP Semiconductors N.V.	(172)	3,354,000	195	1/21/2022	(485,900)
NXP Semiconductors N.V.	(172)	3,440,000	200	1/21/2022	(481,600)
NXP Semiconductors N.V.	(172)	3,612,000	210	1/21/2022	(369,800)
PepsiCo, Inc.	(290)	4,060,000	140	1/21/2022	(289,710)
PepsiCo, Inc.	(292)	4,234,000	145	1/21/2022	(213,160)
PepsiCo, Inc.	(292)	4,526,000	155	1/21/2022	(111,836)
Roper Technologies, Inc.	(87)	3,654,000	420	5/21/2021	(69,600)
Roper Technologies, Inc.	(104)	4,576,000	440	5/21/2021	(27,560)
Roper Technologies, Inc.	(138)	6,624,000	480	8/20/2021	(22,080)
Ross Stores, Inc.	(68)	884,000	130	1/21/2022	(72,760)
Ross Stores, Inc.	(101)	1,363,500	135	1/21/2022	(90,900)
Ross Stores, Inc.	(33)	462,000	140	1/21/2022	(18,150)
Teledyne Technologies, Inc.	(34)	1,394,000	410	9/17/2021	(117,300)
Teledyne Technologies, Inc.	(34)	1,428,000	420	9/17/2021	(107,304)
The Coca-Cola Co.	(980)	4,900,000	50	1/21/2022	(474,320)
The Coca-Cola Co.	(980)	5,145,000	53	1/21/2022	(343,000)
The Coca-Cola Co.	(981)	5,395,500	55	1/21/2022	(230,535)
The PNC Financial Services Group, Inc.	(138)	2,415,000	175	1/21/2022	(216,660)
The PNC Financial Services Group, Inc.	(283)	5,094,000	180	1/21/2022	(345,260)
The PNC Financial Services Group, Inc.	(283)	5,235,500	185	1/21/2022	(285,830)
The PNC Financial Services Group, Inc.	(145)	2,755,000	190	1/21/2022	(130,500)
The PNC Financial Services Group, Inc.	(409)	7,975,500	195	1/21/2022	(294,480)
The PNC Financial Services Group, Inc.	(409)	8,180,000	200	1/21/2022	(224,950)
Thermo Fisher Scientific, Inc.	(82)	4,756,000	580	1/21/2022	(79,540)
Thermo Fisher Scientific, Inc.	(82)	4,920,000	600	1/21/2022	(59,040)
UnitedHealth Group, Inc.	(69)	2,760,000	400	1/21/2022	(168,498)
UnitedHealth Group, Inc.	(69)	2,829,000	410	1/21/2022	(143,451)
UnitedHealth Group, Inc.	(69)	2,898,000	420	1/21/2022	(122,130)
Visa, Inc.	(202)	4,444,000	220	1/21/2022	(292,092)

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Visa, Inc.	(729)	$16,402,500	$225	1/21/2022	$(918,540)
Visa, Inc.	(728)	16,744,000	230	1/21/2022	(775,320)
Visa, Inc.	(235)	5,522,500	235	1/21/2022	(220,195)
Visa, Inc.	(137)	3,288,000	240	1/21/2022	(100,695)
Visa, Inc.	(137)	3,356,500	245	1/21/2022	(93,845)
Visa, Inc.	(604)	15,100,000	250	1/21/2022	(338,240)
Visa, Inc.	(142)	3,692,000	260	1/21/2022	(60,350)
Visa, Inc.	(142)	3,834,000	270	1/21/2022	(45,440)
Waste Management, Inc.	(141)	1,621,500	115	1/21/2022	(255,210)
Waste Management, Inc.	(141)	1,692,000	120	1/21/2022	(162,150)
Waste Management, Inc.	(141)	1,833,000	130	1/21/2022	(118,017)
Yum! Brands, Inc.	(76)	798,000	105	1/21/2022	(83,600)
Yum! Brands, Inc.	(76)	836,000	110	1/21/2022	(57,760)
Yum! Brands, Inc.	(671)	8,052,000	120	1/21/2022	(150,975)
Yum! Brands, Inc.	(276)	3,450,000	125	1/21/2022	(55,200)
Total Written Options					$(46,193,460)